Subsequent events (Details) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Mar. 07, 2025 USD ($) teu vessel	Jan. 30, 2025 USD ($) $ / shares	Feb. 28, 2025 vessel	Jan. 31, 2025 USD ($) vessel teu	Dec. 31, 2024 USD ($) vessel teu $ / shares	Dec. 31, 2023 USD ($) vessel teu $ / shares	Dec. 31, 2022 USD ($) $ / shares
Subsequent Event [Line Items]
Dividends on preferred shares					$ 48,900	$ 73,200	$ 60,800
(Gain) Loss on sale (note 7)					$ (2,600)	$ (3,700)	$ 3,900
Vessels
Subsequent Event [Line Items]
Number of vessels sold | vessel					2	2
Capacity of vessels sold | teu					4,250	4,250
Sale price					$ 50,800	$ 43,250
(Gain) Loss on sale (note 7)					$ (12,911)	$ (920)
Subsequent Event | Vessels
Subsequent Event [Line Items]
Number of vessels purchased | vessel				1
Number of vessels sold | vessel	1		1	2
Capacity of vessels sold | teu	16,000			8,500
(Gain) Loss on sale (note 7)				$ 10,336
Subsequent Event | Vessels | Forecast
Subsequent Event [Line Items]
Number of vessels sold | vessel				2
Capacity of vessels sold | vessel				8,500
Sale price	$ 173,250			$ 90,000
Series D Preferred Stock
Subsequent Event [Line Items]
Dividends on preferred shares (in dollar per share) | $ / shares					$ 2.00	$ 2.49	$ 2.00
Series D Preferred Stock | Subsequent Event
Subsequent Event [Line Items]
Dividends on preferred shares (in dollar per share) | $ / shares		$ 0.496875
Series H Preferred Stock
Subsequent Event [Line Items]
Dividends on preferred shares (in dollar per share) | $ / shares					1.96	2.45	1.96
Series H Preferred Stock | Subsequent Event
Subsequent Event [Line Items]
Dividends on preferred shares (in dollar per share) | $ / shares		0.492188
Series J cumulative redeemable
Subsequent Event [Line Items]
Dividends on preferred shares (in dollar per share) | $ / shares					$ 1.76	$ 2.20	$ 1.76
Series J cumulative redeemable | Subsequent Event
Subsequent Event [Line Items]
Dividends on preferred shares (in dollar per share) | $ / shares		$ 0.437500
Series D Series H And Series J Preferred Stock | Subsequent Event
Subsequent Event [Line Items]
Dividends on preferred shares		$ 12,223
Poseidon | Dividend Declared | Related Party
Subsequent Event [Line Items]
Dividends declared, outstanding					$ 38,119